UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4802

Name of Fund: Merrill Lynch Municipal Intermediate Term Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Municipal Intermediate Term Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 04/30/03

Date of reporting period: 11/01/02 - 04/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
April 30, 2003

Merrill Lynch
Municipal
Intermediate
Term Fund

www.mlim.ml.com

                 MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND

Officers and
Trustees

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
William R. Bock, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2003

DEAR SHAREHOLDER

The Municipal Market Environment

During the six-month period ended April 30, 2003, amid considerable weekly and monthly volatility, long-term fixed income interest rates generally declined. Geopolitical tensions and volatile equity valuations continued to overshadow economic fundamentals as they have for most of the last 12 months. Reacting to the strong U.S. equity rally that began last October, fixed income bond yields remained under pressure in November 2002, as U.S. equity markets continued to strengthen. During November, the Standard & Poor's 500 (S&P 500) Index rose an additional 5.50%. Equity prices were supported by further signs of U.S. economic recovery, especially improving labor market activity. In late November, third-quarter 2002 U.S. gross domestic product growth was 4%, well above the second-quarter 2002 rate of 1.30%. Financial conditions were also strengthened by a larger-than-expected reduction in short-term interest rates by the Federal Reserve Board in early November. The Federal Funds target rate was lowered 50 basis points (0.50%) to 1.25%, its lowest level since the 1960s. This action by the Federal Reserve Board was largely viewed as being taken to bolster the sputtering U.S. economic recovery. Rebounding U.S. equity markets and the prospects for a more substantial U.S. economic recovery pushed long-term U.S. Treasury yield levels to 5.10% by late November.

However, into early 2003, softer equity prices and renewed investor concerns about U.S. military action against Iraq and North Korea again pushed bond prices higher. Reacting to disappointing holiday sales and corporate managements' attempts to scale back analysts' expectation of future earnings, the S&P 500 Index declined more than 10% from December 2002 to February 2003. Fearing an eventual U.S./Iraq military confrontation in 2003, investors again sought the safety of U.S. Treasury obligations and the prices of fixed income issues rose. By the end of February 2003, U.S. Treasury bond yields had declined approximately 40 basis points to 4.67%.

Bond yields continued to fall into early March. Once direct U.S. military action against Iraq began, bond yields quickly rose. Prior uncertainty surrounding the Iraqi situation was obviously removed and early U.S. military successes fostered the hope that the conflict would be quickly and positively concluded. Concurrently, the S&P 400 Index rose over 6% as investors, in part, sold fixed income issues to purchase equities in anticipation of a strong U.S. economic recovery once the Iraqi conflict was resolved. By mid-March, U.S. Treasury bond yields again rose to above 5%. However, as there was growing sentiment that hostilities may not be resolved in a matter of weeks, U.S. Treasury bond yields again declined to end the month at 4.81%.

For the six months ended April 30, 2003, long-term U.S. Treasury bond yields ratcheted back to near 5% by mid-April, as U.S. equity markets continued to improve and the safe-haven premium U.S. Treasury issues had commanded prior to the beginning of the Iraqi conflict continued to be withdrawn. However, with the quick positive resolution of the Iraqi war, investors quickly resumed their focus on the fragile U.S. economic recovery. Business activity in the United States has remained sluggish, especially job creation. Investors have also been concerned that the recent SARS outbreak would have a material, negative impact on world economic conditions, especially in China and Japan. First quarter 2003 U.S. gross domestic product was released in late April initially estimating U.S. economic activity to be growing at 1.60%, well below many analysts' assessments. These factors, as well as the possibility that the Federal Reserve Board could again lower short-term interest rates to encourage more robust U.S. economic growth, pushed bond prices higher during the last two weeks of the period. By April 30, 2003, long-term U.S. Treasury bond yields had declined to almost 4.75%. Over the past six months, long-term U.S. bond yields fell more than 20 basis points.

For the six months ended April 30, 2003, long-term tax-exempt bond yields also fell modestly. Yield volatility was reduced relative to that seen in U.S. Treasury issues, as municipal bond prices were much less sensitive to worldwide geopolitical pressures on a daily and weekly basis. Tax-exempt bond yields generally followed their taxable counterparts higher, responding to a more positive U.S. fixed income environment and continued slow economic growth. After rising approximately 10 basis points in November 2002 to 5.30%, municipal bond yields generally declined through February 2003. At February 28, 2003, long-term tax-exempt revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, fell to approximately 5.05%. However, similar to U.S. Treasury bond yields, once military action began in Iraq, municipal bond yields rose sharply to nearly 5.20% before declining to approximately 5.10% by the end of April. Over the past six months, long-term tax-exempt bond yields fell approximately 11 basis points, slightly less than U.S. Treasury obligations.

A number of factors have combined to generate consistently strong demand for municipal bonds throughout the six-month period ended April 30, 2003. Generally weak U.S. equity markets have supported continued positive demand for tax-exempt products as investors have sought the relative security of fixed income issues. Also, with tax-exempt money market rates near 1%, the demand for longer maturity municipal issues has increased as investors have opted to buy longer maturity issues rather than remain in cash reserves. Additionally, investors received approximately $30 billion in January 2003 from bond maturities, coupon income and proceeds from early redemptions. However, these positive demand factors were not totally able to offset the increase in tax-exempt new-issue supply, preventing more significant declines in tax-exempt bond yields. This modest underperformance has served to make municipal bonds a particularly attractive purchase relative to their taxable counterparts. Throughout most of the yield curve, municipal bonds have been able to be purchased at yields near or exceeding those of comparable Treasury issues. Compared to their recent historical averages of 82% - 88% of U.S. Treasury yields, municipal bond yield ratios in their current 95% - 105% range are likely to prove attractive to long-term investors.

Declining U.S. equity markets and escalating geopolitical pressures have resulted in reduced economic activity and consumer confidence. It is important to note that, despite all the recent negative factors impeding the growth of U.S. businesses, the U.S. economy still grew at an approximate 2.50% rate for all of 2002, twice that of 2001. Similar expansion is expected for early 2003. Lower oil prices, reduced geopolitical uncertainties, increased Federal spending for defense, and a likely Federal tax cut are all factors which should promote stronger economic growth later this year. However, it is questionable to expect that business and investor confidence can be so quickly restored as to trigger dramatic, explosive U.S. economic growth and engender associated, large-scale interest rate increases. The resumption of solid economic growth is likely to be a gradual process accompanied by equally graduated increases in bond yields. Moderate economic growth, especially within a context of negligible inflationary pressures, should not greatly endanger the positive fixed income environments tax-exempt products currently enjoy.

Portfolio Strategy

For the six months ended April 30, 2003, the Fund's Class A, Class B, Class C and Class I Shares had total returns of +3.20%, +3.09%, +3.10% and +3.24%, respectively. These returns compare closely to the Fund's unmanaged benchmark, the Lehman Brothers Municipal Bond Index, which had a total return of +3.59% for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

During the six months ended April 30, 2003, we continued to emphasize enhancing current yield and reducing asset price volatility. The period was characterized by price volatility that created investment opportunities, which enhanced the Fund's overall performance and income. Our investment strategy focused on the acquisition of premium-couponed securities, essentially in the ten-year - 13-year maturity range. In a few instances, however, we did purchase bonds in a longer maturity range, believing they offered sound investment opportunities. During the period, we extended our average maturity by nine months and increased the average coupon by 50 basis points. Given the steepness of the present tax-exempt yield curve,


                                     2 & 3

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2003

it is advantageous to extend maturities to capture the available incremental yield. We maintained low cash reserves in an effort to preserve the Fund's competitive current yield. We held a slightly above-market neutral position throughout most of the period, reflecting the geopolitical and equity market uncertainties that have remained positive for fixed income investments.

Going forward, with interest rates near historical lows, we will continue to monitor economic conditions for changes in any of the factors that have brought interest rates to present levels. If changes to the portfolio are warranted, we will quickly assume a more defensive portfolio strategy and structure. We also believe that municipal yields are near the bottom of their recent trading range and will begin to move somewhat higher during 2003. Furthermore, we believe that the inverted performance of the equity and bond markets will continue over the near term. Additionally, the Federal Reserve Board is expected to hold short-term interest rates at their present levels. We believe that our strategy of increasing portfolio yield and protecting price volatility, through hedge positions rather than increasing cash reserves, remains prudent.

In Conclusion

We thank you for your support of Merrill Lynch Municipal Intermediate Term Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ William R. Bock

William R. Bock
Vice President and Portfolio Manager

May 30, 2003

PERFORMANCE DATA

About Fund
Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

o Effective December 1, 2002, Class B Shares are subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. All Class B Shares purchased prior to December 1, 2002 will maintain the one-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.10% and an account maintenance fee of 0.20%. These shares automatically convert to Class A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.10% and an account maintenance fee of 0.20%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results

                                                                                     Ten-Year/
                                                       6-Month       12-Month    Since Inception  Standardized
As of April 30, 2003                                Total Return   Total Return    Total Return   30-Day Yield
==============================================================================================================
ML Municipal Intermediate Term Fund Class A Shares*     +3.20%        +8.11%          +64.82%         3.27%
--------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class B Shares*     +3.09         +7.88           +67.07          3.00
--------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class C Shares*     +3.10         +7.88           +61.75          3.00
--------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class I Shares*     +3.24         +8.21           +72.36          3.17
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**                  +3.59         +8.49       +86.11/+83.75         --
==============================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class B & Class I Shares and from 10/21/94 for Class A & Class C Shares.
** This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The ten-year/since inception total returns are for ten years and from 10/31/94.


                                     4 & 5

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2003

PERFORMANCE DATA (concluded)

Average Annual
Total Return

                                             % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 4/30/03                             +8.11%           +7.03%
--------------------------------------------------------------------------------
Five Years Ended 4/30/03                           +5.76            +5.55
--------------------------------------------------------------------------------
Inception (1/21/94) through 4/30/03                +6.04            +5.91
--------------------------------------------------------------------------------

*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

                                                  % Return          % Return
                                                Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 4/30/03                             +7.88%           +4.88%
--------------------------------------------------------------------------------
Five Years Ended 4/30/03                           +5.54            +5.54
--------------------------------------------------------------------------------
Ten Years Ended 4/30/03                            +5.27            +5.27
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after three years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                  % Return         % Return
                                                Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 4/30/03                             +7.88%           +6.88%
--------------------------------------------------------------------------------
Five Years Ended 4/30/03                           +5.55            +5.55
--------------------------------------------------------------------------------
Inception (10/21/94) through 4/30/03               +5.80            +5.80
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                             % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 4/30/03                             +8.21%           +7.12%
--------------------------------------------------------------------------------
Five Years Ended 4/30/03                           +5.87            +5.65
--------------------------------------------------------------------------------
Ten Years Ended 4/30/03                            +5.60            +5.49
--------------------------------------------------------------------------------

*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                       S&P      Moody's     Face
STATE                  Ratings  Ratings    Amount    Issue                                                                  Value
===================================================================================================================================
Alaska--1.7%           AAA      Aaa       $2,250     Alaska Student Loan Corporation, Student Loan Revenue Bonds,
                                                     AMT, Series A, 5.65% due 7/01/2012 (a)                                $  2,360
===================================================================================================================================
Arizona--0.8%          NR*      Baa1       1,000     Arizona Tourism and Sports Authority, Tax Revenue Bonds
                                                     (Baseball Training Facilities Project), 5% due 7/01/2014                 1,033
===================================================================================================================================
California--8.3%       AAA      NR*        5,000     California State Department of Water Resources, Power Supply
                                                     Revenue Bonds, DRIVERS, Series 308Z, 9.40% due 5/01/2013 (a)(c)          6,431
                       A        A2         1,000     California State, GO, Refunding, 5.25% due 2/01/2014                     1,092
                       AAA      Aaa        3,250     Sacramento County, California, COP, Refunding (Detention Facility),
                                                     5% due 6/01/2013 (a)                                                     3,632
===================================================================================================================================
Connecticut--2.7%      AA       Aa2        3,250     Connecticut State, GO, Series A, 5% due 4/15/2013                        3,609
===================================================================================================================================
Florida--3.9%          NR*      NR*        1,000     Double Branch Community, Florida, Development District, Special
                                                     Assessment Bonds, Series B-1, 5.60% due 5/01/2007                        1,004
                       AAA      Aaa        3,000     Hillsborough County, Florida, Aviation Authority, Revenue Refunding
                                                     Bonds (Tampa International Airport), AMT, Series A, 5.50%
                                                     due 10/01/2014 (b)                                                       3,340
                       NR*      NR*          925     Reunion East Community Development District, Florida, Special
                                                     Assessment, Series B, 5.90% due 11/01/2007                                 928
===================================================================================================================================
Illinois--4.4%         AA-      A1         5,000     Illinois State Toll Highway Authority, Toll Highway Priority
                                                     Revenue Bonds, Series A, 6.30% due 1/01/2011                             5,927
===================================================================================================================================
Indiana--4.4%          AA-      NR*        5,000     Franklin Township, Indiana, School Building Corporation, Marion
                                                     County, First Mortgage Revenue Bonds, 6% due 7/15/2010 (e)(g)            6,017
===================================================================================================================================
Maryland--5.0%         AAA      Aaa        3,000     Maryland State, Economic Development Corporation, Lease Revenue
                                                     Bonds (Maryland Aviation Administration Facilities), AMT, 5.50%
                                                     due 6/01/2013 (d)                                                        3,366
                       AAA      Aaa        3,000     Northeast Maryland, Waste Disposal Authority, Solid Waste Revenue
                                                     Refunding Bonds, AMT, 5.50% due 4/01/2012 (a)                            3,352
===================================================================================================================================

Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Municipal Intermediate Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
GO        General Obligation Bonds
HDA       Housing Development Authority
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds


                                     6 & 7

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2003

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                       S&P      Moody's    Face
STATE                  Ratings  Ratings   Amount     Issue                                                                  Value
===================================================================================================================================
Massachusetts--3.2%    NR*      Aa3       $3,300     Massachusetts State Revenue Bonds, RIB, Series 420, 9.86%
                                                     due 12/15/2014 (c)                                                    $  4,305
===================================================================================================================================
Montana--1.1%          BBB+     Baa2       1,500     Forsyth Mont, Oregon, PCR, Refunding (Portland), Series A, 5.20%
                                                     due 5/01/2033                                                            1,524
===================================================================================================================================
Nevada--1.9%           BBB-     Baa2       2,500     Clark County, Nevada, IDR (Southwest Gas Corporation Project),
                                                     Series C, 5.45% due 3/01/2038                                            2,517
===================================================================================================================================
New Jersey--4.6%       NR*      Aaa        5,000     Port Authority of New York and New Jersey Revenue Refunding Bonds,
                                                     RIB, AMT, Series 701-X, 9.88% due 10/15/2014 (b)(c)                      6,244
===================================================================================================================================
New Mexico--4.1%       BBB-     Baa3       2,000     Farmington, New Mexico, PCR, Refunding (Public Service Company
                                                     of San Juan), Series B, 6.30% due 12/01/2016                             2,047
                       AA+      Aa2        3,000     New Mexico State Highway Commission, Tax Revenue Bonds, Senior
                                                     Sub-Lien, Series A, 6% due 6/15/2013                                     3,512
===================================================================================================================================
New York--6.2%                                       Metropolitan Transportation Authority, New York, Transit
                                                     Facilities Revenue Refunding Bonds, Series C (d)(e):
                       AAA      Aaa        1,530       5.125% due 1/01/2012                                                   1,733
                       AAA      Aaa        3,470       5.125% due 7/01/2012                                                   3,953
                       AA-      NR*        1,500     New York State Dormitory Authority, City University System,
                                                     Consolidated Revenue Refunding Bonds (5th Generation), Series A,
                                                     5% due 1/01/2007                                                         1,634
                       NR       NR*        1,000     Westchester County, New York, IDA, Continuing Care Retirement
                                                     Mortgage Revenue Bonds (Kendal on the Hudson Project), Series A,
                                                     5.625% due 1/01/2013                                                       994
===================================================================================================================================
North Carolina--1.6%   BBB      Baa3       2,000     North Carolina Eastern Municipal Power Agency, Power System
                                                     Revenue Refunding Bonds, Series C, 5.25% due 1/01/2013                   2,128
===================================================================================================================================
Ohio--3.4%             AAA      Aaa        1,150     Columbus, Ohio, City School District, School Facilities
                                                     Construction and Improvement, GO, 5% due 12/01/2013 (f)                  1,281
                       A        A1         3,000     Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A, 5.50%
                                                     due 1/01/2011                                                            3,268
===================================================================================================================================
Oregon--11.1%          AAA      Aaa        5,475     Oregon State Department of Administrative Services, COP,
                                                     Series A, 5.75% due 5/01/2010 (a)(e)                                     6,441
                       AAA      Aaa        5,000     Oregon State Department of Administrative Services, Lottery
                                                     Revenue Bonds, Series B, 5.75% due 4/01/2013 (d)                         5,762
                       AAA      Aaa        2,500     Oregon State Department of Administrative Services Revenue Bonds,
                                                     5% due 9/01/2013 (d)                                                     2,792
===================================================================================================================================
Tennessee--1.3%        AA       Aa2        1,600     Tennessee HDA Revenue Bonds (Homeownership Program), AMT,
                                                     Series 2-C, 5.85% due 7/01/2009                                          1,771
===================================================================================================================================
Texas--7.9%                                          Brazos River Authority, Texas, PCR, Refunding, AMT:
                       BBB      Baa2       2,000       (TXU Energy Company LLC Project), Series A, 6.75% due 4/01/2038        2,037
                       BBB      Baa2       1,000       (Utilities Electric Company), Series B, 5.05% due 6/01/2030              998
                       BBB-     Ba1        2,000     Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant
                                                     Energy Inc. Project), Series B, 7.75% due 12/01/2018                     2,084
                       AAA      Aaa        5,000     Dallas-Fort Worth, Texas, International Airport Revenue Refunding
                                                     and Improvement Bonds, AMT, Series A, 5.75% due 11/01/2014 (f)           5,622
===================================================================================================================================
Washington--17.6%      AAA      Aaa        5,000     Energy Northwest, Washington, Electric Revenue Refunding Bonds
                                                     (Project Number 3), Series A, 5.50% due 7/01/2012 (b)                    5,732
                       NR*      Aa1        4,860     Pierce County, Washington, School District Number 416,
                                                     White River, GO, 6% due 12/01/2012                                       5,691
                       A        Aa3        5,000     Seattle, Washington, Municipal Light and Power Revenue Bonds,
                                                     6% due 10/01/2012                                                        5,671
                       A-       A3         1,000     Tobacco Settlement Authority, Washington, Tobacco Settlement
                                                     Revenue Bonds, 5.50% due 6/01/2012                                         921
                       AA+      Aa1        5,000     Washington State, GO, Series B, 6% due 1/01/2012                         5,779
===================================================================================================================================
                                                     Total Municipal Bonds (Cost--$119,055)--95.2%                          128,532
===================================================================================================================================
                                          Shares
                                           Held      Short-Term Securities
===================================================================================================================================
                                           8,319     Merrill Lynch Institutional Tax-Exempt Fund+                             8,319
===================================================================================================================================
                                                     Total Short-Term Securities (Cost--$8,319)--6.2%                         8,319
===================================================================================================================================
                       Total Investments (Cost--$127,374)--101.4%                                                           136,851

                       Unrealized Depreciation on Forward Interest Rate Swaps++--(0.1%)                                        (145)

                       Variation Margin on Financial Futures Contracts**--(0.1%)                                                (68)

                       Liabilities in Excess of Other Assets--(1.2%)                                                         (1,626)
                                                                                                                           --------
                       Net Assets--100.0%                                                                                  $135,012
                                                                                                                           ========
===================================================================================================================================

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 2003.
(d)   FSA Insured.
(e)   Prerefunded.
(f)   FGIC Insured.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
*     Not Rated.
**    Financial futures contracts sold as of April 30, 2003 were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
      Number of                              Expiration
      Contracts        Issue                    Date                      Value
      -------------------------------------------------------------------------
        115      U.S. Treasury Notes          June 2003                 $13,239
      -------------------------------------------------------------------------
      Total Financial Futures Contracts Sold
      (Total Contract Price--$13,375)                                   $13,239
                                                                        =======
      -------------------------------------------------------------------------

+ Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      -------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund        2,607          $    37
      -------------------------------------------------------------------------

++ Forward interest rate swaps entered into as of April 30, 2003 were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
                                                                   Unrealized
                                                     Notional     Appreciation
                                                      Amount     (Depreciation)
      -------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day
      Bond Market Association rate at
      quarterly reset date and pay a fixed
      rate equal to 3.67825%
      Broker, Morgan Stanley Capital
      Services Inc.
      Expires, May 20, 2013                            6,800          $(171,401)

      Receive a variable rate equal to 7-Day
      Bond Market Association rate at
      quarterly reset date and pay a fixed
      rate equal to 3.365%
      Broker, JP Morgan Chase
      Expires, June 7, 2013                            6,800             26,677
                                                                      ---------
                                                                      $(144,724)
                                                                      =========
      -------------------------------------------------------------------------

      See Notes to Financial Statements.


                                     8 & 9

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

                         As of April 30, 2003
========================================================================================================================
Assets:                  Investments, at value (identified cost--$127,373,518) ..........                   $136,851,199
                         Cash ...........................................................                          8,520
                         Receivables:
                           Securities sold ..............................................    $ 5,194,388
                           Interest .....................................................      1,692,966
                           Beneficial interest sold .....................................        348,980
                           Dividends ....................................................            267       7,236,601
                                                                                             -----------
                         Prepaid registration fees ......................................                         61,582
                                                                                                            ------------
                         Total assets ...................................................                    144,157,902
                                                                                                            ------------
========================================================================================================================
Liabilities:             Unrealized depreciation on forward interest rate swaps .........                        144,724
                         Payables:
                           Securities purchased .........................................      8,422,349
                           Beneficial interest redeemed .................................        253,975
                           Dividends to shareholders ....................................        121,732
                           Variation margin .............................................         68,281
                           Investment adviser ...........................................         60,509
                           Distributor ..................................................         16,943
                           Other affiliates .............................................          9,085       8,952,874
                                                                                             -----------
                         Accrued expenses ...............................................                         48,409
                                                                                                            ------------
                         Total liabilities ..............................................                      9,146,007
                                                                                                            ------------
========================================================================================================================
Net Assets:              Net assets .....................................................                   $135,011,895
                                                                                                            ============
========================================================================================================================
Net Assets               Class A Shares of beneficial interest, $.10 par value,
Consist of:              unlimited number of shares authorized ..........................                   $    456,572
                         Class B Shares of beneficial interest, $.10 par value,
                         unlimited number of shares authorized ..........................                        322,730
                         Class C Shares of beneficial interest, $.10 par value,
                         unlimited number of shares authorized ..........................                        173,603
                         Class I Shares of beneficial interest, $.10 par value,
                         unlimited number of shares authorized ..........................                        302,156
                         Paid-in capital in excess of par ...............................                    123,954,463
                         Undistributed investment income--net ...........................    $    55,961
                         Undistributed realized capital gains on investments--net .......        277,789
                         Unrealized appreciation on investments--net ....................      9,468,621
                                                                                             -----------
                         Total accumulated earnings--net ................................                      9,802,371
                                                                                                            ------------
                         Net assets .....................................................                   $135,011,895
                                                                                                            ============
========================================================================================================================
Net Asset                Class A--Based on net assets of $49,105,804 and 4,565,724 shares
Value:                   of beneficial interest outstanding .............................                   $      10.76
                                                                                                            ============
                         Class B--Based on net assets of $34,721,247 and 3,227,304 shares
                         of beneficial interest outstanding .............................                   $      10.76
                                                                                                            ============
                         Class C--Based on net assets of $18,672,112 and 1,736,032 shares
                         of beneficial interest outstanding .............................                   $      10.76
                                                                                                            ============
                         Class I--Based on net assets of $32,512,732 and 3,021,560 shares
                         of beneficial interest outstanding .............................                   $      10.76
                                                                                                            ============
========================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                         For the Six Months Ended April 30, 2003
=============================================================================================================
Investment               Interest .............................................                  $  2,950,537
Income:                  Dividends ............................................                        37,412
                                                                                                 ------------
                         Total income .........................................                     2,987,949
                                                                                                 ------------
=============================================================================================================
Expenses:                Investment advisory fees .............................    $ 352,548
                         Account maintenance and distribution fees--Class B ...       53,779
                         Accounting services ..................................       45,341
                         Registration fees ....................................       40,814
                         Professional fees ....................................       30,451
                         Account maintenance fees--Class A ....................       23,255
                         Printing and shareholder reports .....................       22,672
                         Account maintenance and distribution fees--Class C ...       21,000
                         Transfer agent fees--Class A .........................       18,670
                         Transfer agent fees--Class B .........................       16,748
                         Transfer agent fees--Class I .........................       12,775
                         Trustees' fees and expenses ..........................        6,305
                         Transfer agent fees--Class C .........................        6,175
                         Custodian fees .......................................        5,798
                         Pricing fees .........................................        3,167
                         Other ................................................        9,350
                                                                                   ---------
                         Total expenses before reimbursement ..................      668,848
                         Reimbursement of expenses ............................       (6,997)
                                                                                   ---------
                         Total expenses after reimbursement ...................                       661,851
                                                                                                 ------------
                         Investment income--net ...............................                     2,326,098
                                                                                                 ------------
=============================================================================================================
Realized &               Realized gain on investments--net ....................                       156,366
Unrealized               Change in unrealized appreciation on investments--net                      1,573,333
Gain on                                                                                          ------------
Investments -- Net:      Total realized and unrealized gain on investments--net                     1,729,699
                                                                                                 ------------
                         Net Increase in Net Assets Resulting from Operations .                  $  4,055,797
                                                                                                 ============
=============================================================================================================

      See Notes to Financial Statements.


                                    10 & 11

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    For the Six          For the
                                                                                                    Months Ended        Year Ended
                                                                                                      April 30,        October 31,
                       Increase (Decrease) in Net Assets:                                                2003              2002
==================================================================================================================================
Operations:            Investment income--net .................................................    $   2,326,098     $   4,341,560
                       Realized gain on investments--net ......................................          156,366         1,001,776
                       Change in unrealized appreciation on investments--net ..................        1,573,333           433,083
                                                                                                   -------------     -------------
                       Net increase in net assets resulting from operations ...................        4,055,797         5,776,419
                                                                                                   -------------     -------------
==================================================================================================================================
Dividends &            Investment income--net:
Distributions            Class A ..............................................................         (855,390)       (1,557,136)
To Shareholders:         Class B ..............................................................         (620,807)       (1,300,214)
                         Class C ..............................................................         (243,318)         (145,828)
                         Class I ..............................................................         (601,088)       (1,329,478)
                       Realized gain on investments--net:
                         Class A ..............................................................         (316,356)         (136,134)
                         Class B ..............................................................         (249,900)         (124,607)
                         Class C ..............................................................          (85,807)           (8,445)
                         Class I ..............................................................         (217,583)         (118,859)
                                                                                                   -------------     -------------
                       Net decrease in net assets resulting from dividends and
                       distributions to shareholders ..........................................       (3,190,249)       (4,720,701)
                                                                                                   -------------     -------------
==================================================================================================================================
Beneficial Interest    Net increase in net assets derived from beneficial interest transactions        7,086,420         9,860,187
Transactions:                                                                                      -------------     -------------
==================================================================================================================================
Net Assets:            Total increase in net assets ...........................................        7,951,968        10,915,905
                       Beginning of period ....................................................      127,059,927       116,144,022
                                                                                                   -------------     -------------
                       End of period* .........................................................    $ 135,011,895     $ 127,059,927
                                                                                                   =============     =============
==================================================================================================================================
                     * Undistributed investment income--net ...................................    $      55,961     $      50,466
                                                                                                   =============     =============
==================================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                              Class A***
                     The following per share data and ratios have      ------------------------------------------------------
                     been derived from information provided in         For the Six            For the Year Ended
                     the financial statements.                         Months Ended                October 31,
                                                                        April 30,  ------------------------------------------
                     Increase (Decrease) in Net Asset Value:              2003        2002       2001        2000       1999
=============================================================================================================================
Per Share            Net asset value, beginning of period ...........  $  10.69    $  10.60   $  10.04   $    9.74   $  10.60
Operating                                                              --------    --------   --------   ---------   --------
Performance:         Investment income--net .........................       .20++       .39        .42         .43        .39
                     Realized and unrealized gain (loss) on
                     investments--net ...............................       .13         .13        .56         .30       (.63)
                                                                       --------    --------   --------   ---------   --------
                     Total from investment operations ...............       .33         .52        .98         .73       (.24)
                                                                       --------    --------   --------   ---------   --------
                     Less dividends and distributions:
                      Investment income--net ........................      (.19)       (.39)      (.42)       (.43)      (.39)
                      Realized gain on investments--net .............      (.07)       (.04)        --          --       (.10)
                      In excess of realized gain on investments--net         --          --         --          --       (.13)
                                                                       --------    --------   --------   ---------   --------
                     Total dividends and distributions ..............      (.26)       (.43)      (.42)       (.43)      (.62)
                                                                       --------    --------   --------   ---------   --------
                     Net asset value, end of period .................  $  10.76    $  10.69   $  10.60   $   10.04   $   9.74
                                                                       ========    ========   ========   =========   ========
=============================================================================================================================
Total Investment     Based on net asset value per share .............      3.20%+      5.05%      9.98%       7.69%     (2.35%)
Return:**                                                              ========    ========   ========   =========   ========
=============================================================================================================================
Ratios to Average    Expenses, net of reimbursement .................       .98%*       .99%      1.01%        .90%       .90%
Net Assets:                                                            ========    ========   ========   =========   ========
                     Expenses .......................................       .99%*      1.00%      1.01%        .90%       .90%
                                                                       ========    ========   ========   =========   ========
                     Investment income--net .........................      3.69%*      3.73%      4.10%       4.37%      3.87%
                                                                       ========    ========   ========   =========   ========
=============================================================================================================================
Supplemental         Net assets, end of period (in thousands) .......  $ 49,106    $ 45,563   $ 40,269   $  34,930   $ 38,890
Data:                                                                  ========    ========   ========   =========   ========
                     Portfolio turnover .............................     98.16%     201.37%    169.70%     210.04%    159.37%
                                                                       ========    ========   ========   =========   ========
=============================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
+     Aggregate total investment return.
++    Based on average shares outstanding.

      See Notes to Financial Statements.


                                    12 & 13

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2003

   FINANCIAL HIGHLIGHTS (concluded)

                                                                                                   Class B
                      The following per share data and ratios have       ---------------------------------------------------------
                      been derived from information provided in          For the Six               For the Year Ended
                      the financial statements.                          Months Ended                  October 31,
                                                                          April 30,   --------------------------------------------
                      Increase (Decrease) in Net Asset Value:               2003         2002        2001        2000        1999
==================================================================================================================================
Per Share             Net asset value, beginning of period ..........    $  10.69     $  10.60    $  10.04    $   9.75    $  10.60
Operating                                                                --------     --------    --------    --------    --------
Performance:          Investment income--net ........................         .18++        .37         .40         .41         .37
                      Realized and unrealized gain (loss) on
                      investments--net ..............................         .14          .13         .56         .29        (.62)
                                                                         --------     --------    --------    --------    --------
                      Total from investment operations ..............         .32          .50         .96         .70        (.25)
                                                                         --------     --------    --------    --------    --------
                      Less dividends and distributions:
                       Investment income--net .......................        (.18)        (.37)       (.40)       (.41)       (.37)
                       Realized gain on investments--net ............        (.07)        (.04)         --          --        (.10)
                       In excess of realized gain on investments--net          --           --          --          --        (.13)
                                                                         --------     --------    --------    --------    --------
                      Total dividends and distributions .............        (.25)        (.41)       (.40)       (.41)       (.60)
                                                                         --------     --------    --------    --------    --------
                      Net asset value, end of period ................    $  10.76     $  10.69    $  10.60    $  10.04    $   9.75
                                                                         ========     ========    ========    ========    ========
==================================================================================================================================
Total Investment      Based on net asset value per share ............        3.09%+       4.83%       9.75%       7.35%      (2.46%)
Return:**                                                                ========     ========    ========    ========    ========
==================================================================================================================================
Ratios to Average     Expenses, net of reimbursement ................        1.19%*       1.21%       1.22%       1.12%       1.11%
Net Assets:                                                              ========     ========    ========    ========    ========
                      Expenses ......................................        1.20%*       1.21%       1.22%       1.12%       1.11%
                                                                         ========     ========    ========    ========    ========
                      Investment income--net ........................        3.47%*       3.53%       3.89%       4.16%       3.65%
                                                                         ========     ========    ========    ========    ========
==================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ......    $ 34,721     $ 37,155    $ 37,875    $ 46,571    $ 54,559
Data:                                                                    ========     ========    ========    ========    ========
                      Portfolio turnover ............................       98.16%      201.37%     169.70%     210.04%     159.37%
                                                                         ========     ========    ========    ========    ========
==================================================================================================================================
                                                                                                   Class C
                      The following per share data and ratios have       ---------------------------------------------------------
                      been derived from information provided in          For the Six               For the Year Ended
                      the financial statements.                          Months Ended                  October 31,
                                                                          April 30,   --------------------------------------------
                      Increase (Decrease) in Net Asset Value:               2003         2002        2001        2000        1999
==================================================================================================================================
Per Share             Net asset value, beginning of period ..........    $  10.69     $  10.59    $  10.04    $   9.74    $  10.60
Operating                                                                --------     --------    --------    --------    --------
Performance:          Investment income--net ........................         .18++        .37         .40         .41         .37
                      Realized and unrealized gain (loss) on
                      investments--net ..............................         .14          .14         .55         .30        (.63)
                                                                         --------     --------    --------    --------    --------
                      Total from investment operations ..............         .32          .51         .95         .71        (.26)
                                                                         --------     --------    --------    --------    --------
                      Less dividends and distributions:
                       Investment income--net .......................        (.18)        (.37)       (.40)       (.41)       (.37)
                       Realized gain on investments--net ............        (.07)        (.04)         --          --        (.10)
                       In excess of realized gain on investments--net          --           --          --          --        (.13)
                                                                         --------     --------    --------    --------    --------
                      Total dividends and distributions .............        (.25)        (.41)       (.40)       (.41)       (.60)
                                                                         --------     --------    --------    --------    --------
                      Net asset value, end of period ................    $  10.76     $  10.69    $  10.59    $  10.04    $   9.74
                                                                         ========     ========    ========    ========    ========
==================================================================================================================================
Total Investment      Based on net asset value per share ............        3.10%+       4.93%       9.64%       7.45%      (2.58%)
Return:**                                                                ========     ========    ========    ========    ========
==================================================================================================================================
Ratios to Average     Expenses, net of reimbursement ................        1.18%*       1.20%       1.22%       1.12%       1.12%
Net Assets:                                                              ========     ========    ========    ========    ========
                      Expenses ......................................        1.19%*       1.20%       1.22%       1.12%       1.12%
                                                                         ========     ========    ========    ========    ========
                      Investment income--net ........................        3.48%*       3.47%       3.89%       4.16%       3.64%
                                                                         ========     ========    ========    ========    ========
==================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ......    $ 18,672     $ 10,276    $  2,462    $  3,744    $  3,275
Data:                                                                    ========     ========    ========    ========    ========
                      Portfolio turnover ............................       98.16%      201.37%     169.70%     210.04%     159.37%
                                                                         ========     ========    ========    ========    ========
==================================================================================================================================
                                                                                                   Class I***
                      The following per share data and ratios have       ---------------------------------------------------------
                      been derived from information provided in          For the Six               For the Year Ended
                      the financial statements.                          Months Ended                  October 31,
                                                                           April 30,  --------------------------------------------
                      Increase (Decrease) in Net Asset Value:               2003         2002        2001        2000        1999
==================================================================================================================================
Per Share             Net asset value, beginning of period ..........    $  10.69     $  10.60    $  10.05    $   9.75    $  10.60
Operating                                                                --------     --------    --------    --------    --------
Performance:          Investment income--net ........................         .20++        .40         .43         .44         .40
                      Realized and unrealized gain (loss) on
                      investments--net ..............................         .14          .13         .55         .30        (.62)
                                                                         --------     --------    --------    --------    --------
                      Total from investment operations ..............         .34          .53         .98         .74        (.22)
                                                                         --------     --------    --------    --------    --------
                      Less dividends and distributions:
                       Investment income--net .......................        (.20)        (.40)       (.43)       (.44)       (.40)
                       Realized gain on investments--net ............        (.07)        (.04)         --          --        (.10)
                       In excess of realized gain on investments--net          --           --          --          --        (.13)
                                                                         --------     --------    --------    --------    --------
                      Total dividends and distributions .............        (.27)        (.44)       (.43)       (.44)       (.63)
                                                                         --------     --------    --------    --------    --------
                      Net asset value, end of period ................    $  10.76     $  10.69    $  10.60    $  10.05    $   9.75
                                                                         ========     ========    ========    ========    ========
==================================================================================================================================
Total Investment      Based on net asset value per share ............        3.24%+       5.16%       9.98%       7.80%      (2.16%)
Return:**                                                                ========     ========    ========    ========    ========
==================================================================================================================================
Ratios to Average     Expenses, net of reimbursement ................         .87%*        .89%        .90%        .80%        .80%
Net Assets:                                                              ========     ========    ========    ========    ========
                      Expenses ......................................         .89%*        .90%        .90%        .80%        .80%
                                                                         ========     ========    ========    ========    ========
                      Investment income--net ........................        3.78%*       3.84%       4.21%       4.47%       3.97%
                                                                         ========     ========    ========    ========    ========
==================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ......    $ 32,513     $ 34,066    $ 35,538    $ 51,675    $ 58,635
Data:                                                                    ========     ========    ========    ========    ========
                      Portfolio turnover ............................       98.16%      201.37%     169.70%     210.04%     159.37%
                                                                         ========     ========    ========    ========    ========
==================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
+     Aggregate total investment return.
++    Based on average shares outstanding.

      See Notes to Financial Statements.


                                    14 & 15

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Municipal Intermediate Term Fund (the "Fund") is presently the only series of Merrill Lynch Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained by the Fund's pricing service from one or more dealers that make markets in the securities. Financial futures contracts, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Options on financial futures contracts on U.S. government securities, which are traded on exchanges, are valued at their last bid price in the case of options purchased and their last asked price in the case of options written. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Fund is authorized to enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to pay or receive interest on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. The value of the agreement is determined by quoted fair values received daily by the Fund from the counterparty. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of ..55% on the average daily value of the Fund's net assets. For the six months ended April 30, 2003, MLIM reimbursed the Fund in the amount of $6,997.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class A ................................             .10%                --
Class B ................................             .20%               .10%
Class C ................................             .20%               .10%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $  376               $5,870
Class I ..............................               $   44               $1,031
--------------------------------------------------------------------------------

For the six months ended April 30, 2003, MLPF&S received contingent deferred sales charges of $12,318 and $4,630 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended April 30, 2003, the Fund reimbursed MLIM $1,439 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.


                                    16 & 17

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2003, were $127,504,117 and $120,662,314, respectively.

Net realized gains (losses) for the six months ended April 30, 2003 and net unrealized gains (losses) as of April 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)     Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..................        $   950,974         $ 9,477,681
Financial futures contracts ............           (790,508)            135,664
Forward interest rate swaps ............             (4,100)           (144,724)
                                                -----------         -----------
Total ..................................        $   156,366         $ 9,468,621
                                                ===========         ===========
--------------------------------------------------------------------------------

As of April 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $9,503,462, of which $9,556,134 related to appreciated securities and $52,672 related to depreciated securities. The aggregate cost of investments at April 30, 2003 for Federal income tax purposes was $127,347,737.

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $7,086,420 and $9,860,187 for the six months ended April 30, 2003 and for the year ended October 31, 2002, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended April 30, 2003+                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            398,234         $ 4,269,820
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             66,081             705,559
Automatic conversion of shares .........            204,045           2,180,952
                                                -----------         -----------
Total issued ...........................            668,360           7,156,331
Shares redeemed ........................           (366,559)         (3,913,683)
                                                -----------         -----------
Net increase ...........................            301,801         $ 3,242,648
                                                ===========         ===========
--------------------------------------------------------------------------------

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended October 31, 2002+                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            551,526        $  5,794,005
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             96,153           1,002,098
Automatic conversion of shares .........            452,177           4,751,994
                                               ------------        ------------
Total issued ...........................          1,099,856          11,548,097
Shares redeemed ........................           (636,397)         (6,642,174)
                                               ------------        ------------
Net increase ...........................            463,459        $  4,905,923
                                               ============        ============
--------------------------------------------------------------------------------

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended April 30, 2003                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            419,615         $ 4,483,686
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             52,736             563,434
                                                -----------         -----------
Total issued ...........................            472,351           5,047,120
Automatic conversion of shares .........           (203,995)         (2,180,952)
Shares redeemed ........................           (517,028)         (5,530,485)
                                                -----------         -----------
Net decrease ...........................           (248,672)        $(2,664,317)
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended October 31, 2002                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,125,368        $ 11,778,269
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             87,605             912,281
                                               ------------        ------------
Total issued ...........................          1,212,973          12,690,550
Automatic conversion of shares .........           (452,097)         (4,751,994)
Shares redeemed ........................           (858,356)         (8,969,395)
                                               ------------        ------------
Net decrease ...........................            (97,480)       $ (1,030,839)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended April 30, 2003                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            918,197        $  9,798,001
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             19,684             210,195
                                               ------------        ------------
Total issued ...........................            937,881          10,008,196
Shares redeemed ........................           (163,492)         (1,742,038)
                                               ------------        ------------
Net increase ...........................            774,389        $  8,266,158
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended October 31, 2002                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            818,583         $ 8,710,096
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................              8,838              92,285
                                                -----------         -----------
Total issued ...........................            827,421           8,802,381
Shares redeemed ........................            (98,190)         (1,038,599)
                                                -----------         -----------
Net increase ...........................            729,231         $ 7,763,782
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended April 30, 2003+                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            393,588         $ 4,208,385
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             49,577             529,580
                                                -----------         -----------
Total issued ...........................            443,165           4,737,965
Shares redeemed ........................           (608,077)         (6,496,034)
                                                -----------         -----------
Net decrease ...........................           (164,912)        $(1,758,069)
                                                ===========         ===========
--------------------------------------------------------------------------------

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended October 31, 2002+                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,037,648        $ 10,895,497
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             93,089             969,300
                                               ------------        ------------
Total issued ...........................          1,130,737          11,864,797
Shares redeemed ........................         (1,296,628)        (13,643,476)
                                               ------------        ------------
Net decrease ...........................           (165,891)       $ (1,778,679)
                                               ============        ============
--------------------------------------------------------------------------------

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except the commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended April 30, 2003.


                                    18 & 19

[LOGO] Merrill Lynch Investment Managers
                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #10437--4/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            Merrill Lynch Municipal Intermediate Term Fund


            By: /s/ Terry K. Glenn
                ----------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Municipal Intermediate Term Fund

            Date: June 23, 2003

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


            By: /s/ Terry K. Glenn
                ----------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Municipal Intermediate Term Fund

            Date: June 23, 2003


            By: /s/ Donald C. Burke
                ----------------------------
                Donald C. Burke,
                Chief Financial Officer of
                Merrill Lynch Municipal Intermediate Term Fund

            Date: June 23, 2003

            Attached hereto as an exhibit are the certifications pursuant to
            Section 906 of the Sarbanes-Oxley Act.